Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Deferred Tax Assets, Gross [Abstract]
Share-based compensation	$ 64.8	$ 68.5
Reserves not deductible until paid	39.2	54.1
Deferred rent	22.7	27.9
Employee benefits	40.9	48.3
Basis difference in foreign investments	1.1	21.5
Net operating loss	199.2	176.7
Other	10.4	4.2
Prepaid expenses	0.6	0.8
Property and equipment	0.0	34.3
Inventory	21.6	15.5
Gross deferred tax assets	400.5	451.8
Valuation allowance	196.1	173.4
Deferred tax assets after valuation allowance	204.4	278.4
Deferred Tax Liabilities, Gross [Abstract]
Goodwill	82.6	88.2
Property and equipment	8.4	0.0
Other	6.2	(1.3)
Gross deferred tax liabilities	97.2	86.9
Net deferred tax asset	107.2	191.5
Consolidated Balance Sheets Classification
Deferred income taxes – noncurrent asset	170.5	248.8
Deferred income taxes – noncurrent liability (included within Other Liabilities)	(63.3)	(57.3)
Net deferred tax asset	$ 107.2	$ 191.5